Other Current Assets	12 Months Ended
Jun. 30, 2024
Current Assets
Other Current Assets

Note 7. Other Current Assets

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Current Assets
Other receivable	104,868	264,705
Rent bond	-	5,830
Prepayments	288,987	217,351
GST (payable)/receivable	(65,061)	7,300

Total	328,794	495,186

The Company’s exposure to credit risk related to other receivables are disclosed in note 17.